Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Information [Line Items]
Document Type	20-F/A
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-35530
Entity Registrant Name	BROOKFIELD RENEWABLE PARTNERS L.P.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0001533232
Amendment Flag	true
Amendment Description	Brookfield Renewable Partners L.P. (the “Partnership”) is filing this amendment (this “Amendment”) to its Annual Report on Form 20-F for the year ended December 31, 2023 (the “Original Form 20-F”) to correct typographical errors in the disclosure under the caption (i) “Management’s Report on Internal Control over Financial Reporting” under Item 15 of the Original Form 20-F and (ii) “Internal Control Over Financial Reporting Management’s Report on Internal Control over Financial Reporting” on page F-7 under Item 18 of the Original Form 20-F. This Amendment restates in their entirety the following sections of the Original Form 20-F without change from the Original Form 20-F other than the correction of the errors noted above: Item 15 of Part II, “Controls and Procedures” and Item 18 of Part III, “Financial Statements”.In addition, the Partnership is including in this Amendment currently dated certifications from its Chief Executive Officer and Chief Financial Officer as required by Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 as Exhibits 12.1 and 12.2 and Exhibits 13.1 and 13.2, respectively. Except as described above, this Amendment does not modify or update any of the information previously presented in the Original Form 20-F, and this Amendment does not reflect events occurring after the filing of the Original Form 20-F. Accordingly, this Amendment should be read in conjunction with the Original Form 20-F and the Partnership’s other filings with the U.S. Securities and Exchange Commission subsequent to the filing of the Original Form 20-F.
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Auditor Name	Ernst & Young LLP
Auditor Firm ID	1263
Auditor Location	Toronto, Canada
Limited Partnership Units
Entity Information [Line Items]
Title of 12(b) Security	Limited Partnership Units
Trading Symbol	BEP
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	287,164,340
Class A Preferred Limited Partnership Units, Series 17
Entity Information [Line Items]
Title of 12(b) Security	Class A Preferred Limited Partnership Units, Series 17
Trading Symbol	BEP PR A
Security Exchange Name	NYSE
4.625% Perpetual Subordinated - Notes
Entity Information [Line Items]
Title of 12(b) Security	4.625% Perpetual Subordinated - Notes
Trading Symbol	BEPH
Security Exchange Name	NYSE
4.875% Perpetual Subordinated - Notes
Entity Information [Line Items]
Title of 12(b) Security	4.875% Perpetual Subordinated - Notes
Trading Symbol	BEPI
Security Exchange Name	NYSE
Series 7 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,000,000
Series 13 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	10,000,000
Series 15 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	7,000,000
Series 17 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	8,000,000
Series 18 Preferred Units
Entity Information [Line Items]
Entity Common Stock, Shares Outstanding	6,000,000
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	73 Front Street
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	Hamilton
Entity Address, Postal Zip Code	HM 12
Entity Address, Country	BM
Contact Personnel Name	Jane Sheere
City Area Code	441
Local Phone Number	294-3304
Contact Personnel Email Address	enquiries@brookfieldrenewable.com